Schedule of Plant and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	¥ 11,527	¥ 3,940
Less: Accumulated depreciation	(4,581)	(2,011)
Total property and equipment, net	6,946	1,929
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,664	3,476
Tooling and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	337	337
Computer and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	308	127
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	¥ 7,218